Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	4,385,253	1,334,105	—	—	5,719,358
Interest payments (i)	569,492	75,178	—	—	644,670
Total funding debts obligations	4,954,745	1,409,283	—	—	6,364,028
Long–term borrowings	—	—	—	150,430	150,430
Short–term borrowings	1,168,046	—	—	—	1,168,046
Interest payments (i)	52,537	—	—	1,232	53,769
Total borrowings obligations	1,220,583	—	—	151,662	1,372,245
Convertible notes	2,089,380	—	—	—	2,089,380
Interest payments (i)	41,788	—	—	—	41,788
Total convertible notes obligations	2,131,168	—	—	—	2,131,168
Commitment to purchase delinquent loans (ii)	697,230	—	—	—	697,230
Total purchase obligations	697,230	—	—	—	697,230
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2022.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2022.